Shareholder Report, Average Annual Return (Details) 199377_US Vegan Climate ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	77 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
US Vegan Climate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Vegan Climate ETF NAV
Average Annual Return, Percent		11.89%	13.13%	15.85%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		16.35%	14.99%	15.91%
Beyond Investing US Vegan Climate GTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beyond Investing US Vegan Climate GTR Index
Average Annual Return, Percent		12.67%	13.89%	16.66%